Fair Values of Derivatives Designated As Hedge Instruments (Detail) (Designated as Hedging Instrument, Interest Rate Swaps, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total	$ 4,742	$ (44,454)
Other Assets
Derivatives, Fair Value [Line Items]
Derivative asset at fair value	9,726
Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	(4,984)	(17,017)
Other LongTerm Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value		$ (27,437)